Investments in joint ventures - Summarized aggregate financial information of joint ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	$ 909	$ 67	$ 1,128
Investments in joint ventures	12,291	12,435
Azule Energy Holdings Limited [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	504	700	540
Investments in joint ventures	5,109	5,066
Pan American Energy Group [Member]
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	0	0	538
Investments in joint ventures	0	0
Other joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	405	(633)	50
Investments in joint ventures	7,182	7,369
Total for all joint ventures
Disclosure of joint ventures [line items]
Earnings from joint ventures – after interest and tax	909	67	$ 1,128
Investments in joint ventures	$ 12,291	$ 12,435